Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.73%
Communication services: 7.75%
Entertainment: 7.75%
Live Nation Entertainment, Inc.†	70,919	$10,105,958
Netflix, Inc.†	97,000	9,094,720
Nintendo Co. Ltd. ADR	562,355	9,481,305
		28,681,983
Consumer discretionary: 11.60%
Broadline retail: 3.49%
MercadoLibre, Inc.†	6,415	12,921,478
Hotels, restaurants & leisure: 6.16%
DoorDash, Inc. Class A†	59,141	13,394,254
Hilton Worldwide Holdings, Inc.	32,744	9,405,714
		22,799,968
Specialty retail: 1.95%
Carvana Co. Class A†	17,108	7,219,918
Financials: 12.41%
Capital markets: 6.27%
Robinhood Markets, Inc. Class A†	112,386	12,710,857
S&P Global, Inc.	20,094	10,500,923
		23,211,780
Financial services: 6.14%
Affirm Holdings, Inc.†	135,536	10,087,945
Visa, Inc. Class A	36,068	12,649,408
		22,737,353
Health care: 10.31%
Health care equipment & supplies: 4.99%
IDEXX Laboratories, Inc.†	16,625	11,247,311
Intuitive Surgical, Inc.†	12,754	7,223,356
		18,470,667
Health care providers & services: 3.05%
McKesson Corp.	13,788	11,310,158
Pharmaceuticals: 2.27%
Eli Lilly & Co.	7,831	8,415,819
Industrials: 14.20%
Aerospace & defense: 5.91%
Axon Enterprise, Inc.†	8,013	4,550,823
Carpenter Technology Corp.	30,421	9,577,747
Curtiss-Wright Corp.	14,092	7,768,497
		21,897,067
See accompanying notes to portfolio of investments
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Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Commercial services & supplies: 6.11%
Rollins, Inc.	204,297	$12,261,906
Waste Connections, Inc.	59,028	10,351,150
		22,613,056
Professional services: 2.18%
UL Solutions, Inc. Class A	102,209	8,060,202
Information technology: 40.09%
Communications equipment: 4.74%
Arista Networks, Inc.†	76,446	10,016,719
Motorola Solutions, Inc.	19,655	7,534,155
		17,550,874
IT services: 6.00%
Shopify, Inc. Class A†	86,216	13,878,189
Snowflake, Inc.†	37,960	8,326,906
		22,205,095
Semiconductors & semiconductor equipment: 13.23%
KLA Corp.	11,351	13,792,373
Monolithic Power Systems, Inc.	15,679	14,210,819
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	69,110	21,001,838
		49,005,030
Software: 16.12%
AppLovin Corp. Class A†	12,877	8,676,780
Cadence Design Systems, Inc.†	41,048	12,830,784
Fair Isaac Corp.†	4,274	7,225,710
Guidewire Software, Inc.†	37,493	7,536,468
Oracle Corp.	44,173	8,609,759
Samsara, Inc. Class A†	144,486	5,122,029
Tyler Technologies, Inc.†	21,352	9,692,740
		59,694,270
Utilities: 3.37%
Independent power and renewable electricity producers: 3.37%
Talen Energy Corp.†	33,309	12,485,546
Total common stocks (Cost $288,191,896)		369,280,264
See accompanying notes to portfolio of investments
2 | Allspring Innovation Fund

Portfolio of investments—December 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.12%
Investment companies: 0.12%
Allspring Government Money Market Fund Select Class♠∞		3.71%	452,309	$452,309
Total short-term investments (Cost $452,309)				452,309
Total investments in securities (Cost $288,644,205)	99.85%			369,732,573
Other assets and liabilities, net	0.15			562,079
Total net assets	100.00%			$370,294,652

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,177,913	$59,197,847	$(64,923,451)	$0	$0	$452,309	452,309	$175,916
See accompanying notes to portfolio of investments
Allspring Innovation Fund | 3

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Innovation Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$28,681,983	$0	$0	$28,681,983
Consumer discretionary	42,941,364	0	0	42,941,364
Financials	45,949,133	0	0	45,949,133
Health care	38,196,644	0	0	38,196,644
Industrials	52,570,325	0	0	52,570,325
Information technology	148,455,269	0	0	148,455,269
Utilities	12,485,546	0	0	12,485,546
Short-term investments
Investment companies	452,309	0	0	452,309
Total assets	$369,732,573	$0	$0	$369,732,573
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Innovation Fund | 5